Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

6. RELATED PARTY TRANSACTIONS

(a) Revenue – related party

Since May 2017, the Company has entered into a series of contracts with Taoping New Media Co., Ltd. (Taoping New Media) and its affiliates for the sale of the Company’s Cloud-Application-Terminal based digital ads display terminals, software and technical services. Taoping New Media is a related party company controlled by Mr. Lin, the Company’s Chairman and Chief Executive Officer. For the years ended December 31, 2020, 2019 and 2018, revenues from related parties for sales of products were approximately $0.4 million, $7.4 million and $9.4 million, respectively. Accounts receivable from related parties, net of allowance for credit losses, as of December 31, 2020, 2019 and 2018 were approximately $4.2 million, $12.5 million and $9.5 million, respectively. Advances received from related parties were $161,063, $140,938 and $51,183 as of December 31, 2020, 2019 and 2018, respectively.

(b) Other revenue – related parties

On July 1, 2017, the Company entered into a lease agreement with Taoping New Media for leasing the Company’s office space located at 18th Floor, Education and Technology Building, Zhuzilin, Futian District, Shenzhen City which has been renewed on July 1, 2019 and expires on June 30, 2022. For the years ended December 31, 2020, 2019 and 2018, the Company’s rental income from related party were approximately $61,000, $61,000 and $63,000, respectively. Other revenue generated from related parties also includes system maintenance service provided to Taoping affiliate customers, which was $85,289, $44,621 and $22,416, for the years ended December 31, 2020, 2019 and 2018, respectively.

(c) Services purchase – related party

iASPEC and Bocom each has a total of $69,585 and $65,276 payable to Taoping New Media as of December 31, 2020 and 2019, respectively, for certain consultation service provided by Taoping New Media during 2018. The balance will be paid off in 2021. No consultation service was provided in 2020 and 2019.

(d) Loan receivable – related party

As of December 31, 2020 and 2019, the Company recorded $0.5 million and $0.4 million loan receivable from Taoping New Media, which is for short-term loan without interest, and is expected to be fully repaid by September 2021.

(e) Amount due to related party

As of December 31, 2020 and 2019, the balance of due to related party was $0.14 million and $0.13 million, respectively, which was borrowed from Taoping New Media for working capital purpose. The balance was due on demand without interest.